Other long-term liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Other long-term liabilities
Deferred tax liabilities	¥ 28,807	¥ 30,512
Other	6,619	6,593
Other long-term liabilities	¥ 35,426	¥ 37,105